Borrowings Under Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings Under Financing Arrangements [Abstract]
Schedule of group's borrowings under financing arrangements
	As of December 31,
	2020	2021
Current portion	64,140	40,078
Non-current portion	28,643	44,178
	92,783	84,256